Bank loans (Tables)	12 Months Ended
Dec. 31, 2018
Long-term bank loans [Member]
Statement [LineItems]
Summary of Bank Loans

Type of loans	Period and payment term	December 31, 2017	December 31, 2018	December 31, 2018
		NT$000	NT$000	US$000
Syndicated bank loan	Borrowing period is from May 30, 2018 to May 30, 2023; interest is repayable monthly; principal is repayable semi-annually from November 30, 2018	—	9,822,000	320,876
Syndicated bank loan	Borrowing period is from June 30, 2016 to June 30, 2021; interest is repayable monthly; principal is repayable semi-annually from December 30, 2017	9,675,301	—	—
Less: Fee on syndicated bank loan		(33,280)	(32,482)	(1,061)
Less: Current portion (fee included)		(2,143,168)	(747,422)	(24,418)

		7,498,853	9,042,096	295,397

Interest rate range		1.7895%	1.7895%	1.7895%

Unused credit lines of long-term bank loans NT$000		2,400,000	1,800,000

Details of Repayment Schedule in Respect of Bank Loans

Details of the repayment schedule in respect of the bank loans are as follows:

	December 31, 2017	December 31, 2018	December 31, 2018
	NT$000	NT$000	US$000
Within 1 year	2,143,168	747,422	24,418
1 to 5 years	7,498,853	9,042,096	295,397

	9,642,021	9,789,518	319,815

Short-term bank loans [member]
Statement [LineItems]
Summary of Bank Loans

	December 31, 2017	December 31, 2018	December 31, 2018
	NT$000	NT$000	US$000
Unsecured bank loans	969,353	—	—

Interest rate range	0.55%~1.71%	—	—

Unused Credit Lines of Bank Loans	Unused credit lines of short-term bank loans are as follows:

	December 31, 2017	December 31, 2018
NT$000	3,028,357	3,252,500
US$000	80,000	90,000